VENDOR NOTES RECEIVABLE (Table)	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Vendor note receivable
Advanced Tactical Armament Concepts, L.L.C. Notes Payable Purchased by Ammo	Amount

Western Alliance Bank – Balance outstanding as of October 24, 2016	$1,910,993
Negotiated Discount with Western Alliance Bank to assume the Note Receivable	(360,993)
AMMO, Inc. Net Purchase Price for Western Alliance Note Payable	1,550,000
Mansfield, LLC Note Outstanding, inclusive of $135,000 fee outstanding	1,035,000
AMMO, Inc. Net Purchase Price to Acquire Notes Receivable of Western Alliance Bank & Mansfield LLC	$2,585,000

Disposition of collateral

We reflected this transaction in the following manner:

Notes Receivable	$(2,585,000)
Vendor advances receivable	96,552
Accounts receivable	20,965
Inventories	644,447
Equipment	543,115
Loss on notes receivable	1,279,921
$-